CURRENCY DIFFERENCES - NET (Tables)	12 Months Ended
Apr. 30, 2018
Exchange differences on translation [abstract]
Schedule of exchange differences on translation
	MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
TSEK	- APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Other operating income	157	202	2
Other external expenses	(640)	(1,591)	478
Financial items – net	(55)	(44)	(480)
Total	(538)	(1,433)	0